Contingent Payment - Summary of Contingent Payment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities in business combination [abstract]
Contingent liabilities recognised in business combination at beginning of period	$ 63	$ 143
Re-measurement	575	(80)
Liabilities Settled or Payable	(402)	0
Contingent liabilities recognised in business combination at end of period	$ 236	$ 63